Investment Securities (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	$ 1,759	$ 100
Estimated Fair Value, 12 months or more	123	73
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(67)	(1)
Gross Unrealized Losses, 12 months or more	(17)	(4)
State and municipal obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	1,320	100
Estimated Fair Value, 12 months or more	106	73
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(63)	(1)
Gross Unrealized Losses, 12 months or more	(16)	(4)
Foreign government bonds and obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	208	0
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	0	0
U.S. Government treasury obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	166	0
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	0	0
Mortgage-backed securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	35	0
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	0	0
Other [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	30	0
Estimated Fair Value, 12 months or more	17	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	$ (1)	$ 0